SHORT-TERM BANK BORROWINGS AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2018
SHORT-TERM BANK BORROWINGS AND RESTRICTED CASH
Schedule of short-term bank borrowings

	As of December 31,
	2017	2018
	RMB	RMB
East West Bank loan	98,234,207	99,978,003
Bank of China loan	10,000,000	20,000,000
SPD Silicon Valley Bank loan	60,000,000	60,000,000
Short-term bank borrowings	168,234,207	179,978,003